Intangible Assets - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [abstract]
Financing costs on Intangible assets	R$ 4	R$ 71	R$ 142
Annual average amortization rate	4.12 percentage